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                                             Paula Minella
                                             Counsel
                                             Metropolitan Life Insurance Company
                                             Telephone: (617) 578-4796

                                             May 4, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-152232; 811-21262 (Portfolio Architect, Portfolio Architect Select, Premier Advisers (Class I) and Premier Advisers (Class II))
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information for Portfolio Architect and Portfolio Architect Select, as well as the form of the Statement of Additional Information for Premier Advisers (Class I) and Premier Advisers (Class II), each dated May 1, 2010, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in the Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 6, 2010.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/ Paula Minella
-----------------------------------
Paula Minella
Counsel
Metropolitan Life Insurance Company